Related Party Transaction and Balance (Tables)	12 Months Ended
Mar. 31, 2024
Related Party Transaction and Balance [Abstract]
Schedule of Related Party Transaction and Balance
Name	Relationship with the Company
Mr. Huaixi Yang	Immediate family member of Ms. Junli Yang, the Chairwoman of the Board
PRO800 Limited (“PRO800”)	Wholly owned by Ms. Junli Yang, the controlling shareholder of the Company.
Zhong Yang Holdings Limited	Predecessor Parent Company, owned by the same group of shareholders and determined to be a related party upon the completion of the Reorganization on March 26, 2020
Sunx Global Limited	Predecessor Parent Company owns 95% of Sunx Global Limited and ceased to be a related party of the Company from February 28, 2024
WSYQR Limited	Wholly owned by Mr. Huaixi Yang before April 1, 2023, and ceased to be a related party of the Company form May 24, 2023.
Related parties transactions
		For the Years Ended March 31,
	Nature	2024	2023	2022
Zhong Yang Holdings Limited	Rental expenses	$-	$-	$54,510
Sunx Global Limited	Gross commission income	$-	$-	$315
Mr. Huaixi Yang	Gross commission income	$-	$1,962	$1,133
Mr. Huaixi Yang	Interest income	$179,217	$96,317	$1,133
WSYQR Limited	Gross commission income	$-	$8,884	$10,602
Balance with related parties
	Nature	March 31, 2024	March 31, 2023

Mr. Huaixi Yang	Receivable due from customers – a related party	$1,548,088	$1,523,259
WSYQR Limited	Payable to customers - related parties	$-	$12,577
Sunx Global Limited	Payable to customers - related parties	$-	$30,550